Financial and other non-current assets - Other Non-current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Deferred compensation plans	$ 202	$ 180
Prepaid post-employment benefit plans	7	6
Investments in associated companies	77	293
Other non-current assets	111	115
Total other non-current assets	$ 397	$ 594